General (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2019	2018	2017
Premiums
Traditional life insurance	$61,980	$59,185	$55,996
Accident and health insurance	46,472	44,262	34,945

Total premiums	108,452	103,447	90,941
Contract charges
Interest-sensitive life insurance	77,324	76,931	76,103
Fixed annuities	(10)	263	68

Total contract charges	77,314	77,194	76,171

Total premiums and contract charges	$185,766	$180,641	$167,112